Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

On April 21, 2023, Amro Albanna, the Chief Executive Officer of the Company, and Shahrokh Shabahang, the Chief Innovation Officer of the Company, loaned $87,523 and $100,000, respectively, to the Company. The loans were each evidenced by an unsecured promissory note (the “April Note”). Pursuant to the terms each April Note, it will accrue interest at the Prime rate of eight percent (8.00%) per annum and is due on the earlier of October 21, 2023, or an event of default, as defined therein. As of September 30, 2023, the note was fully paid off.

On May 25, 2023, Amro Albanna, the Chief Executive Officer of the Company, loaned $200,000 to the Company. The loan was evidenced by an unsecured promissory note (the “May Note”). Pursuant to the terms of the May Note, it will accrue interest at a rate of eight and one-quarter percent (8.25%) per annum, the Prime rate on the date of signing, and is due on the earlier of November 25, 2023 or an event of default, as defined therein. As of September 30, 2023, the note was fully paid off.

On June 12, 2023, Amro Albanna, the Chief Executive Officer of the Company, and Shahrokh Shabahang, the Chief Innovation Officer of the Company, loaned $200,000 and $100,000, respectively, to the Company. The loans were evidenced by an unsecured promissory note (the “June Note”). Pursuant to the terms of the June Note, it will accrue interest at the Prime rate of eight and one-quarter percent (8.25%) per annum and is due on the earlier of December 12, 2023, or an event of default, as defined therein. As of September 30, 2023, the June Note was fully paid off.

NOTE 7 – RELATED PARTY TRANSACTIONS

On January 28, 2022, the Company granted 240 restricted stock units to an officer of the Company pursuant to the Company’s 2021 Equity Incentive Plan. The Company recognized $146,613 in stock-based compensation for the issuance of these vested and unvested restricted stock units during the year ended December 31, 2022. (Note 11)

On July 19, 2022, the Company entered into a Subscription and Investment Representation Agreement with its Chief Executive Officer (the “Purchaser”), pursuant to which the Company agreed to issue and sell one (1) share of the Company’s Series B Preferred Stock (the “Preferred Stock”), par value $0.001 per share, to the Purchaser for $20,000 in cash.

On July 19, 2022, the Company filed a certificate of designation (the “Certificate of Designation”) with the Secretary of State of Delaware, effective as of the time of filing, designating the rights, preferences, privileges and restrictions of the share of Preferred Stock. The Certificate of Designation provides that the share of Preferred Stock will have 250,000,000 votes and will vote together with the outstanding shares of the Company’s common stock as a single class exclusively with respect to any proposal to amend the Company’s Restated Certificate of Incorporation to effect a reverse stock split of the Company’s common stock. The Preferred Stock will be voted, without action by the holder, on any such proposal in the same proportion as shares of common stock are voted. The Preferred Stock otherwise has no voting rights except as otherwise required by the General Corporation Law of the State of Delaware.

The Preferred Stock is not convertible into, or exchangeable for, shares of any other class or series of stock or other securities of the Company. The Preferred Stock has no rights with respect to any distribution of assets of the Company, including upon a liquidation, bankruptcy, reorganization, merger, acquisition, sale, dissolution or winding up of the Company, whether voluntarily or involuntarily. The holder of the Preferred Stock will not be entitled to receive dividends of any kind.

The outstanding share of Preferred Stock shall be redeemed in whole, but not in part, at any time (i) if such redemption is ordered by the Board of Directors in its sole discretion or (ii) automatically upon the effectiveness of the amendment to the Certificate of Incorporation implementing a reverse stock split. Upon such redemption, the holder of the Preferred Stock will receive consideration of $20,000 in cash. On September 13, 2022, the share was redeemed.

On July 21, 2022, the Chief Executive Officer loaned $80,000 to the Company. The loan was evidenced by an unsecured promissory note (the “Promissory Note”). Pursuant to the terms of the Promissory Note, it will accrue interest at a rate of four and three-quarters percent (4.75%) per annum, the Prime rate on the date of signing, and is due on the earlier of January 22, 2023, or an event of default. On October 7, 2022, the Company fully repaid the $80,000 Promissory Note and $812 of accrued interest to its Chief Executive Officer. The Chief Executive Officer and the Company entered the Promissory Note on July 21, 2022.